Related Party Transactions (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended	27 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Sep. 30, 2021	May 11, 2020	Dec. 31, 2018
Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage			52.00%
Teekay LNG | Elimination of Teekay LNG's IDR in exchange for units issued [Domain]
Related Party Transaction [Line Items]
Limited Partners' Capital Account, Units Issued				10,750
Common Unit, Issuance Value				$ 122,600
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent	$ 116,600
Teekay LNG | Accumulated Deficit | Elimination of Teekay LNG's IDR in exchange for units issued [Domain]
Related Party Transaction [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent	116,600
Teekay LNG | Non-controlling Interests | Elimination of Teekay LNG's IDR in exchange for units issued [Domain]
Related Party Transaction [Line Items]
Changes to non-controlling interest from equity contributions and other	107,600
Teekay LNG | AOCI Attributable to Parent [Member] | Elimination of Teekay LNG's IDR in exchange for units issued [Domain]
Related Party Transaction [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Additional Interest Issued to Parent	$ 9,000
Teekay LNG | Teekay Lng Marubeni Joint Venture [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Term of Contract					2 years
Lessee, Operating Lease, Extension of Term of Contract		21 months